Leases - Maturity Analysis of Undiscounted Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Unguaranteed residual value for operating leases	$ 13	$ 48
Maturity analysis of the undiscounted lease payments
2022	13
2023	4
2024	0
2025	0
Total undiscounted cash flows	$ 17